Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of related party transactions outstanding	The amounts were as follows:

For the period ended (in ‘000)	September 30, 2021	December 31, 2020

Interfusion B.V.	$—	$985
T-Fone B.V.	$—	$630
The amounts were as follows:

(in ‘000)	December 31, 2020	December 31, 2019
Interfusion B.V.	$985	$898
T-Fone B.V.	$630	$574